LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Lease Liabilities
Schedule of lease liabilities

		Consolidated
	12/31/2024	12/31/2023
Leases	2,122,768	2,044,694
Adjusted present value - Leases	(1,282,463)	(1,310,933)
	840,305	733,761
Classified:
Current	206,323	137,638
Non-current	633,982	596,123
	840,305	733,761

Schedule of average rates

12/31/2024
Contract term (in years)	Incremental Rate (p.a.)
1	15.43%
2	18.02%
3	16.76%
5	14.76%

Schedule of reconciliation of lease liabilities

		Consolidated
	12/31/2024	12/31/2023
Opening balance	733,761	693,846
New leases	14,117	73,215
Contract review	285,533	124,310
Write-off	(915)
Payments	(308,201)	(239,909)
Interest appropriated	99,998	82,521
Exchange variation	16,012	(222)
Net balance	840,305	733,761

Schedule of expected minimum payments

				Consolidated
	Less than one year	Between one and five years	Over five years	Total
Leases	217,490	528,082	1,377,196	2,122,768
Adjusted present value - Leases	(11,167)	(144,806)	(1,126,490)	(1,282,463)
	206,323	383,276	250,706	840,305

Schedule of recoverable PIS and COFINS

		Consolidated
	12/31/2024	12/31/2023
Leases	2,040,811	1,755,060
Adjusted present value - Leases	(1,279,742)	(1,195,780)
Potencial PIS and COFINS credit	188,775	162,343
Adjusted present value – Potential PIS and COFINS credit	(118,376)	(110,610)

Schedule of measurement of the lease liability

	Consolidated
	12/31/2024	12/31/2023	12/31/2022
Contract less than 12 months	880	3,746	995
Lower Assets value	11,455	14,986	5,859
Variable lease payments	355,359	411,996	325,913
	367,694	430,728	332,767